Consolidated Statements of Comprehensive Income (loss) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income (loss) for the year	R$ (2,134)		R$ (4)	R$ 960
Items that may be subsequently reclassified to the Statements of Income in subsequent periods:
Foreign currency translation	2,038	[1]	(2,930)	(1,405)
Others	(22)		6	(3)
Other comprehensive income (loss) for the year, net of income tax	2,016		(2,924)	(1,408)
Total comprehensive income for the year	(118)		(2,928)	(448)
Total comprehensive income attributable to:
Controlling shareholders	(521)		(2,498)	(316)
Non-controlling shareholders	R$ 403		R$ (430)	R$ (132)

[1]	Cumulative Translation adjustments of the period related to the subsidiaries Éxito and Cnova.